UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549
                                    Form 13F
                               Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:   3/31/05
                                                     --------------

Check  here  if  Amendment  [  ];  Amendment  Number:
                                                       -----
  This  Amendment  (Check  only  one.):  [  ]  is  a  restatement.
                                         [  ]  adds  new  holdings  entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:      Harleysville  Group  Inc.
           -----------------------------
Address:   355  Maple  Avenue
           -----------------------------
           Harleysville,  PA  19438-2297
           -----------------------------

Form  13F  File  Number:  28-  4718
                              ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:   Mark  R.  Cummins
        ----------------------------------------
Title:  Executive  Vice  President  &  Treasurer
        ----------------------------------------
Phone:  215-256-5025
        ----------------------------------------

Signature,  Place,  and  Date  of  Signing:

     /s/  Mark  R.  Cummins    Harleysville,  PA    April  27,  2005
     ----------------------    -----------------    ----------------
     [Signature]               [City,  State]       [Date]

Report  Type  (check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

     Form  13F  File  Number   Name

      28-
         ------------       ---------------------------------
      [Repeat  as  necessary.]


                              Form 13F SUMMARY PAGE


Report  Summary:

Number  of  Other  Included  Managers:            0
                                             ----------
Form  13F  Information  Table  Entry  Total:      52
                                             ----------
Form  13F  Information  Table  Value  Total:  $413,652
                                             ----------


List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.       Form  13F  File  Number    Name


       1         28-4718                            NONE
     -----         -----                ----------------------------
     [Repeat  as  necessary]

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HARLEYSVILLE  GROUP  INC
MARCH  31,  2005
FORM  13F  INFORMATION  TABLE






                                                             VALUE    SHARES/   SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME                         TITLE OF CLASS    CUSIP        (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------   --------------    -----------  --------  -------   ---  ----  ----------  --------  ------------------
ABBOTT LABS                   COM             002824-10-0     6,235   133,730   SH         SOLE         N/A      133,730
AIR PRODUCTS & CHEMICALS      COM             009158-10-6     4,604    72,750   SH         SOLE         N/A       72,750
ALLSTATE CORP                 COM             020002-10-1     7,295   134,950   SH         SOLE         N/A      134,950
AMERICAN INTL GROUP INC       COM             026874-10-7     7,357   132,780   SH         SOLE         N/A      132,780
AMGEN INC                     COM             031162-10-0     9,256   159,010   SH         SOLE         N/A      159,010
AUTOMATIC DATA PROCESSING     COM             053015-10-3     4,877   108,500   SH         SOLE         N/a       108,500
BANK OF AMERICA CORPORATION   COM             060505-10-4     9,553   216,630   SH         SOLE         N/A      216,630
BANK NEW YORK INC             COM             064057-10-2     6,691   230,310   SH         SOLE         N/A      230,310
CANADIAN NATL RY CO           COM             136375-10-2     4,189    66,160   SH         SOLE         N/A       66,160
CHEVRONTEXACO CORP            COM             166764-10-0    15,309   262,550   SH         SOLE         N/A      262,550
CINCINNATI FINL CORP          COM             172062-10-1     3,595    82,442   SH         SOLE         N/A       82,442
CISCO SYSTEMS INC             COM             17275R-10-2    13,571   758,561   SH         SOLE         N/A      758,561
CITIGROUP INC                 COM             172967-10-1    14,094   313,620   SH         SOLE         N/A      313,620
COCA COLA CO                  COM             191216-10-0     6,916   165,980   SH         SOLE         N/A      165,980
COMCAST CORP NEW              COM             20030N-10-1     4,053   119,980   SH         SOLE         N/A      119,980
DELL COMPUTER CORP            COM             247025-10-9     8,543   222,370   SH         SOLE         N/A      222,370
DISNEY (WALT) COMPANY         COM             254687-10-6    13,061   454,610   SH         SOLE         N/A      454,610
EXXON MOBIL CORP              COM             30231G-10-2    14,259   239,250   SH         SOLE         N/A      239,250
FIRST DATA CORP               COM             319963-10-4     3,203    81,480   SH         SOLE         N/A       81,480
GENERAL ELECTRIC COMPANY      COM             369604-10-3    20,956   581,130   SH         SOLE         N/A      581,130
GILLETTE CO                   COM             375766-10-2    10,162   201,305   SH         SOLE         N/A      201,305
HARBOR FUND                EQUITY MUT FD      411511-30-6     5,219   121,487   SH         SOLE         N/A      121,487
HARLEYSVILLE NATNL CORP       COM             412850-10-9     5,738   270,004   SH         SOLE         N/A      270,004
HARLEYSVILLE SAVINGS ASSN     COM             412856-10-6     2,320   123,748   SH         SOLE         N/A      123,748
HARTFORD FINL SVCS GROUP      COM             416515-10-4     3,141    45,820   SH         SOLE         N/A       45,820
HOME DEPOT INC                COM             437076-10-2     8,710   227,770   SH         SOLE         N/A      227,770
ILLINOIS TOOL WORKS INC.      COM             452308-10-9     4,295    47,970   SH         SOLE         N/A       47,970
INTEL CORPORATION             COM             458140-10-0     9,628   414,470   SH         SOLE         N/A      414,470
IBM CORPORATION               COM             459200-10-1    11,906   130,290   SH         SOLE         N/A      130,290
JP MORGAN CHASE & CO          COM             46625H-10-0     6,870   198,561   SH         SOLE         N/A      198,561
JOHNSON & JOHNSON             COM             478160-10-4    16,139   240,300   SH         SOLE         N/A      240,300
LOWES COS INC                 COM             548661-10-7     6,618   115,930   SH         SOLE         N/A      115,930
MBIA INC                      COM             55262C-10-0     3,449    65,970   SH         SOLE         N/A       65,970
MEDTRONIC INC                 COM             585055-10-6     7,287   143,030   SH         SOLE         N/A      143,030
MERCK & CO INC                COM             589331-10-7     5,789   178,850   SH         SOLE         N/A      178,850
MICROSOFT CORPORATION         COM             594918-10-4    16,534   684,050   SH         SOLE         N/A      684,050
NEW YORK TIMES CO             COM             650111-10-7     2,977    81,370   SH         SOLE         N/A       81,370
NORTH FORK BANCORPORATION     COM             659424-10-5     1,889    68,080   SH         SOLE         N/A       68,080
PEPSICO INC                   COM             713448-10-8     4,631    87,330   SH         SOLE         N/A       87,330
PFIZER INC                    COM             717081-10-3    12,229   465,511   SH         SOLE         N/A      465,511
PROCTER & GAMBLE CO           COM             742718-10-9     8,793   165,900   SH         SOLE         N/A      165,900
QUALCOMM INC                  COM             747525-10-3     6,543   178,520   SH         SOLE         N/A      178,520
SCHLUMBERGER LTD              COM             806857-10-8     7,980   113,230   SH         SOLE         N/A      113,230
STRYKER CORP                  COM             863667-10-1     1,894    42,460   SH         SOLE         N/A       42,460
SYSCO CORP                    COM             871829-10-7     4,828   134,860   SH         SOLE         N/A      134,860
3M COMPANY                    COM             88579Y-10-1     5,818    67,890   SH         SOLE         N/A       67,890
UNITED PARCEL SERVICES INC    COM             911312-10-6     5,362    73,720   SH         SOLE         N/A       73,720
UNITED TECHNOLOGIES CORP      COM             913017-10-9     5,500    54,100   SH         SOLE         N/A       54,100
VANGARD INTL GROWTH        INTL GROWTH FD     921910-20-4    11,139   186,640   SH         SOLE         N/A      186,640
WAL MART STORES INC           COM             931142-10-3     5,759   114,920   SH         SOLE         N/A      114,920
WALGREEN COMPANY              COM             931422-10-9    16,168   363,990   SH         SOLE         N/A      363,990
WELLS FARGO & CO NEW          COM             949746-10-1    10,720   179,260   SH         SOLE         N/A      179,260




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